UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September
30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Teresa Poy

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
October 18th 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
26
Form 13F Information Table
Value Total:
$100,036


List of Other Included
Managers:
Nil

FORM 13F INFORMATION TABLE
					INVESTMT 	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES	 DSCRETN	SOLE	SHARED	NONE


ALLIED WORLD ASSURANCE 	Com	H01531104	3449	64222	SOLE	64222	0	0
ANGLOGOLD ASHANTI-SPON ADR 	ADR	035128206	5621	135927	SOLE	111742	0	24185
BHP BILLITON PLC-ADR	ADR	05545E209	2930	55206	SOLE	55206	0	0
CAPITAL ONE FINANCIAL CORP	Com	14040H105	2404	60679	SOLE	60679	0	0
CHINA MOBILE LTD-SPON ADR 	ADR	156708109	3570	73300	SOLE	73300	0	0
CIA DE MINAS BUENAVENTUR-ADR 	ADR	204448104	4234	112194	SOLE	92349	0	19845
CITIGROUP INC 	Com	172967424	2808	109621	SOLE	109621	0	0
DISCOVER FINANCIAL SERVICES 	Com	254709108	3766	164196	SOLE	164196	0	0
EMPRESA NAC ELEC-CHIL-SP ADR 	ADR	29244T101	3020	69700	SOLE	57300	0	12400
FIFTH THIRD BANCORP 	Com	316773100	1875	185709	SOLE	185709	0	0
GOODRICH CORP 	Com	382388106	1508	12500	SOLE	12500	0	0
HANCOCK HOLDING CO	Com	410120109	1852	69169	SOLE	69169	0	0
HARTFORD FINANCIAL SVCS GRP 	Com	416515104	1643	101800	SOLE	101800	0	0
INTERCONTINENTALEXCHANGE INC 	Com	45865V100	3100	26215	SOLE	26215	0	0
JPMORGAN CHASE AND CO 	Com	46625H100	509	12450	SOLE	12450	0	0
LENNAR CORP-A 	Com	526057104	2487	183694	SOLE	183694	0	0
MASTERCARD INC-CLASS A 	Com	57636Q104	1257	3964	SOLE	3964	0	0
NETLOGIC MICROSYSTEMS INC	Com	64118B100	962	20000	SOLE	20000	0	0
NEW YORK COMMUNITY BANCORP	Com	649445103	658	55348	SOLE	55348	0	0
OCWEN FINANCIAL CORP 	Com	675746309	1403	106211	SOLE	106211	0	0
PETROLEO BRASILEIRO S.A.-ADR 	ADR	71654V408	3880	187259	SOLE	154151	0	33108
PNC FINANCIAL SERVICES GROUP 	Com	693475105	1442	29933	SOLE	29933	0	0
PROSPERITY BANCSHARES INC 	Com	743606105	1644	50335	SOLE	50335	0	0
RYANAIR HOLDINGS PLC-SP ADR 	ADR	783513104	37996	1475603	SOLE	1406682	0	68921
VALE SA-SP PREF ADR 	ADR	91912E204	6087	210200	SOLE	210200	0	0
VISA INC-CLASS A SHARES	Com	92826C836	1679	19594	SOLE	19594	0	0